Pensions and other postretirement benefits (Details 6) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pensions [Member]
Amounts recognized in Accumulated Other Comprehensive Loss Before Tax [Line Items]
Net actuarial gain (loss)	CAD (2,204)	CAD (2,502)
Prior service cost	17	20
Defined benefit plan, amounts that will be amortized from Accumulated other comprehensive loss
Estimated net actuarial gain (loss) that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	(198)
Estimated prior service cost (credit) that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	4
Other postretirement benefits [Member]
Amounts recognized in Accumulated Other Comprehensive Loss Before Tax [Line Items]
Net actuarial gain (loss)	21	17
Prior service cost	4	CAD 5
Defined benefit plan, amounts that will be amortized from Accumulated other comprehensive loss
Estimated net actuarial gain (loss) that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	6
Estimated prior service cost (credit) that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	CAD 1